Loans, Borrowings, Lease obligations and Other Financial Liabilities - Schedule of Lease Liabilities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Schedule of Lease Liabilities [Abstract]
Opening balance	$ 8,773	$ 5,058
Cash movements
Repayment of lease liabilities	(2,322)	(1,883)
Non-cash movements
Interest accretion	786	384
New leases	4,106	6,277
Lease modifications and remeasurements	(751)
Disposals	(185)	(1,063)
Closing balance	$ 10,407	$ 8,773